Shareholder Report, Holdings (Details) - C000241225	Jun. 30, 2026
FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_596278101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_G0692U109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%